Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Federal Home Loan Mortgage Corporation
Entity File Number	001-34139
Entity Tax Identification Number	52-0904874
Entity Address, Address Line One	8200 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-3110
City Area Code	703
Local Phone Number	903-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001026214
Amendment Flag	false
Entity Incorporation, State or Country Code	X1